Segmental analysis - Adjusted profit before tax and balance sheet data (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	$ 56,098	$ 53,780	$ 51,445
of which: net interest income/(expense)	30,462	30,489	28,176
Change in expected credit losses and other credit impairment charges	(2,756)	(1,767)	(1,769)
Net operating income	53,342	52,013	49,676
Total operating expenses	(42,349)	(34,659)	(34,884)
Operating profit	10,993	17,354	14,792
Share of profit in associates and joint ventures	2,354	2,536	2,375
Profit before tax	13,347	19,890	17,167
Loans and advances to customers (net)	1,036,743	981,696	962,964
Interests in associates and joint ventures	24,474	22,407	22,744
Total external assets	2,715,152	2,558,124	2,521,771
Customer accounts	1,439,115	1,362,643	1,364,462
Operating segments, including adjustments and inter-segment eliminations
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	55,409	52,331	50,173
Operating segments, including adjustments and inter-segment eliminations | Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	23,400	21,374	19,708
Operating segments, including adjustments and inter-segment eliminations | Commercial Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	15,292	14,465	12,883
Operating segments, including adjustments and inter-segment eliminations | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	14,916	15,025	14,823
Operating segments, including adjustments and inter-segment eliminations | Global Private Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	1,848	1,757	1,698
Operating segments, including adjustments and inter-segment eliminations | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	(47)	(290)	1,061
Operating segments, including adjustments
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	55,409	52,331	50,173
of which: net interest income/(expense)	30,619	29,618	27,454
Change in expected credit losses and other credit impairment charges	(2,756)	(1,689)	(1,686)
Net operating income	52,653	50,642	48,487
Total operating expenses	(32,795)	(31,906)	(30,259)
Operating profit	19,858	18,736	18,228
Share of profit in associates and joint ventures	2,354	2,446	2,328
Profit before tax	$ 22,212	$ 21,182	$ 20,556
Share of HSBC’s adjusted profit before tax	100.00%	100.00%	100.00%
Adjusted cost efficiency ratio	0.592	0.610	0.603
Loans and advances to customers (net)	$ 1,036,743	$ 994,276	$ 940,923
Interests in associates and joint ventures	24,474	22,301	21,922
Total external assets	2,715,152	2,589,195	2,472,597
Customer accounts	1,439,115	1,379,738	1,339,072
Operating segments, including adjustments | Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	17,026	16,794	16,582
of which: net interest income/(expense)	16,525	15,432	13,573
Change in expected credit losses and other credit impairment charges	(1,390)	(1,134)	(941)
Net operating income	22,010	20,240	18,767
Total operating expenses	(14,017)	(13,255)	(12,386)
Operating profit	7,993	6,985	6,381
Share of profit in associates and joint ventures	55	33	12
Profit before tax	$ 8,048	$ 7,018	$ 6,393
Share of HSBC’s adjusted profit before tax	36.20%	33.10%	31.10%
Adjusted cost efficiency ratio	0.599	0.620	0.628
Loans and advances to customers (net)	$ 395,393	$ 367,917	$ 337,768
Interests in associates and joint ventures	449	398	364
Total external assets	526,621	482,967	457,126
Customer accounts	689,283	649,172	629,442
Operating segments, including adjustments | Commercial Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	14,805	14,226	13,009
of which: net interest income/(expense)	11,226	10,380	8,822
Change in expected credit losses and other credit impairment charges	(1,184)	(712)	(468)
Net operating income	14,108	13,753	12,415
Total operating expenses	(6,801)	(6,275)	(5,770)
Operating profit	7,307	7,478	6,645
Share of profit in associates and joint ventures	0	0	0
Profit before tax	$ 7,307	$ 7,478	$ 6,645
Share of HSBC’s adjusted profit before tax	32.90%	35.30%	32.30%
Adjusted cost efficiency ratio	0.445	0.434	0.448
Loans and advances to customers (net)	$ 346,060	$ 337,099	$ 308,870
Interests in associates and joint ventures	0	0	0
Total external assets	367,509	364,638	340,211
Customer accounts	386,522	362,274	356,488
Operating segments, including adjustments | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	18,517	17,554	16,086
of which: net interest income/(expense)	5,601	5,122	4,746
Change in expected credit losses and other credit impairment charges	(153)	31	(439)
Net operating income	14,763	15,056	14,384
Total operating expenses	(9,417)	(9,170)	(8,709)
Operating profit	5,346	5,886	5,675
Share of profit in associates and joint ventures	0	0	0
Profit before tax	$ 5,346	$ 5,886	$ 5,675
Share of HSBC’s adjusted profit before tax	24.10%	27.80%	27.60%
Adjusted cost efficiency ratio	0.631	0.610	0.588
Loans and advances to customers (net)	$ 246,266	$ 247,125	$ 246,890
Interests in associates and joint ventures	0	0	0
Total external assets	1,066,584	1,025,737	960,732
Customer accounts	292,284	294,584	276,634
Operating segments, including adjustments | Global Private Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	1,445	1,474	1,433
of which: net interest income/(expense)	879	873	812
Change in expected credit losses and other credit impairment charges	(22)	7	(17)
Net operating income	1,826	1,764	1,681
Total operating expenses	(1,424)	(1,425)	(1,384)
Operating profit	402	339	297
Share of profit in associates and joint ventures	0	0	0
Profit before tax	$ 402	$ 339	$ 297
Share of HSBC’s adjusted profit before tax	1.80%	1.60%	1.40%
Adjusted cost efficiency ratio	0.771	0.811	0.815
Loans and advances to customers (net)	$ 47,593	$ 39,602	$ 40,013
Interests in associates and joint ventures	0	0	0
Total external assets	52,224	45,520	46,706
Customer accounts	62,943	65,053	65,491
Operating segments, including adjustments | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	3,616	2,283	3,063
of which: net interest income/(expense)	(3,612)	(2,189)	(499)
Change in expected credit losses and other credit impairment charges	(7)	119	179
Net operating income	(54)	(171)	1,240
Total operating expenses	(1,136)	(1,781)	(2,010)
Operating profit	(1,190)	(1,952)	(770)
Share of profit in associates and joint ventures	2,299	2,413	2,316
Profit before tax	$ 1,109	$ 461	$ 1,546
Share of HSBC’s adjusted profit before tax	5.00%	2.20%	7.60%
Adjusted cost efficiency ratio	(24.170)	(6.141)	1.894
Loans and advances to customers (net)	$ 1,431	$ 2,533	$ 7,382
Interests in associates and joint ventures	24,025	21,903	21,558
Total external assets	702,214	670,333	667,822
Customer accounts	8,083	8,655	11,017
Inter-segment | Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	6,374	4,580	3,126
Inter-segment | Commercial Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	487	239	(126)
Inter-segment | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	(3,601)	(2,529)	(1,263)
Inter-segment | Global Private Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	403	283	265
Inter-segment | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	$ (3,663)	$ (2,573)	$ (2,002)